Derivative Financial Instruments - Summary of Derivative Financial Instruments Analysed by Year of Maturity and Accounting Designation (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	€ 34	€ 23
Non-current assets	30	53
Total derivative assets	64	76
Within one year - current liabilities	(11)	(32)
Non-current liabilities	(3)
Total derivative liabilities	(14)	(32)
Net asset arising on derivative financial instruments	50	44
Derivatives Not Designated as Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	3	6
Total derivative assets	5	6
Net asset arising on derivative financial instruments	5	6
Fair Value Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	26	46
Total derivative assets	28	46
Non-current liabilities	(3)
Total derivative liabilities	(3)
Net asset arising on derivative financial instruments	25	46
Cash Flow Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	1	1
Total derivative assets	12	3
Total derivative liabilities	(1)	(1)
Net asset arising on derivative financial instruments	11	2
Net Investment Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Total derivative assets	19	21
Total derivative liabilities	(10)	(31)
Net asset arising on derivative financial instruments	9	(10)
Within 1 year [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	34	23
Within one year - current liabilities	(11)	(32)
Within 1 year [member] | Derivatives Not Designated as Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	2
Within 1 year [member] | Fair Value Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	2
Within 1 year [member] | Cash Flow Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	11	2
Within one year - current liabilities	(1)	(1)
Within 1 year [member] | Net Investment Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Within one year - current assets	19	21
Within one year - current liabilities	(10)	(31)
Between1 and 2 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	4	14
Between1 and 2 years [member] | Derivatives Not Designated as Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	3
Between1 and 2 years [member] | Fair Value Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		13
Between1 and 2 years [member] | Cash Flow Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	1	1
After 5 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	26	33
Non-current liabilities	(3)
After 5 years [member] | Fair Value Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets	26	33
Non-current liabilities	€ (3)
Between 2 and 3 years [member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		6
Between 2 and 3 years [member] | Derivatives Not Designated as Hedges [Member]
Disclosure of Detailed Information about Hedging Instruments [Line Items]
Non-current assets		€ 6